Revenues, detail (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
REVENUES:
Time charter revenue	$ 75,300	$ 88,881
Ballast bonus	2,370	8,871
Other income	3,345	3,425
Total	$ 81,015	$ 101,177